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                                                    SEC USE ONLY


                                 UNITES STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECFION 13(F) 0F THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2012

               (Please read instructions before preparing form.)


If amended report, check here: [ ]


LAWSON KROEKER INVESTMENT MANAGEMENT, INC.
------------------------------------------
Name of Institutional Investment Manager


450 Regency Parkway  Suite 410         OMAHA, NE 68114
-----------------------------------------------------------
Business Address   (Street)           (City) (State) (Zip)


THOMAS J. SUDYKA, JR.         (402) 392-2606
----------------------------------------------------------------------------
Name,  Phone No., and Title of Person Duly Authorized to Submit This Report.


  -------------------------------------------------------------------------
                                 ATTENTION
             INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                 CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).
  -------------------------------------------------------------------------


The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.


Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of OMAHA and State of NE on the 06[TH] day of October 2012.

                                      LAWSON KROEKER INVESTMENT MANAGEMENT, INC.
                                      (Name of Institutional Investment Manager)


                                    /s/ Thomas J. Sudyka, Jr.
                                    -------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)
                                                Thomas J. Sudyka, Jr.


Name and I3F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


  Name:                  13F File No.:   Name:                    13F File No.
  ______________________  ____________    ______________________  ____________

1.______________________  ____________ 6. ______________________  ____________

2.______________________  ____________ 7. ______________________  ____________

3.______________________  ____________ 8. ______________________  ____________

4.______________________  ____________ 9. ______________________  ____________

5.______________________  ____________ 10. _____________________  ____________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   87

Form 13F Information Table Value Total:   $250,745


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE



                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                            September 30, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      577    15299 SH       SOLE                    15299
Abbot Laboratories Com         COM              002824100      873    12730 SH       SOLE                    11750               980
Ace Ltd                        COM              H0023R105      238     3150 SH       SOLE                     3150
Anadarko Pete Corp Com         COM              032511107     8157   116667 SH       SOLE                    94837             21830
Automatic Data Processing Inc  COM              053015103      825    14060 SH       SOLE                    14060
Baxter International Inc       COM              071813109      440     7300 SH       SOLE                     7300
Becton Dickinson & Co          COM              075887109      233     2970 SH       SOLE                     2970
Berkshire Hathaway Inc CL A    COM              084670108     3981       30 SH       SOLE                       20                10
Berkshire Hathaway Inc Del CL  COM              084670702     5415    61400 SH       SOLE                    58975              2425
Boeing Co Com                  COM              097023105     6530    93830 SH       SOLE                    78180             15650
CVS Corp                       COM              126650100      395     8150 SH       SOLE                     8150
Canadian National Railway Co   COM              136375102     2314    26225 SH       SOLE                    25950               275
Cato Corp New CL A             COM              149205106     5067   170554 SH       SOLE                   124680             45874
Cemex S A B DE C V Sponsor Adr COM              151290889     4685   562446 SH       SOLE                   465476             96970
Chesapeake Energy Corp Com     COM              165167107     3710   196610 SH       SOLE                   144010             52600
Chevron Corp New Com           COM              166764100     7827    67151 SH       SOLE                    49686             17465
Chicago Bridge & Iron Co NVNY  COM              167250109    10708   281122 SH       SOLE                   219872             61250
Cisco Systems Inc              COM              17275R102      266    13925 SH       SOLE                    13925
Coca Cola Co                   COM              191216100      301     7925 SH       SOLE                     7925
Colgate Palmolive Co Com       COM              194162103     1017     9485 SH       SOLE                     8610               875
Compass Materials Intl Inc Com COM              20451N101     5919    79360 SH       SOLE                    68055             11305
Conagra Foods Inc Com          COM              205887102     5699   206574 SH       SOLE                   169214             37360
ConocoPhillips New             COM              20825C104     4132    72259 SH       SOLE                    70412              1847
Directv Cl CL A                COM              25490A309     7120   135780 SH       SOLE                   108155             27625
Disney Walt Com                COM              254687106     8613   164739 SH       SOLE                   136739             28000
Dominion Res Inc Va New Com    COM              25746U109     1732    32722 SH       SOLE                    31822               900
Du Pont E I de Nemours         COM              263534109      266     5287 SH       SOLE                     5287
Dun & Bradstreet Corp          COM              26483E100      239     3000 SH       SOLE                     3000
Edison International           COM              281020107      411     9000 SH       SOLE                     9000
Express Scripts Inc Cl A       COM              30219G108      215     3427 SH       SOLE                     3427
Exxon Mobil Corp               COM              30231G102      499     5460 SH       SOLE                     5460
Forest Labs Inc Com            COM              345838106     7761   217950 SH       SOLE                   177150             40800
Forest Oil Corp Com PAR $0.01  COM              346091705     1061   125604 SH       SOLE                   122285              3319
Freeport-McMoran Copper & Gold COM              35671D857     6709   169513 SH       SOLE                   136991             32522
Gencorp Inc Com                COM              368682100     6359   670060 SH       SOLE                   506735            163325
Harris Corp                    COM              413875105      220     4300 SH       SOLE                     4300
Intel Corp                     COM              458140100      283    12500 SH       SOLE                    12500
International Business Machine COM              459200101      337     1625 SH       SOLE                     1625
Investors Real Estate Tr Sh Be COM              461730103     1713   206903 SH       SOLE                   201823              5080
Johnson & Johnson Com          COM              478160104     6329    91845 SH       SOLE                    72295             19550
Kansas City Southern Com       COM              485170302     8572   113120 SH       SOLE                    94085             19035
Kohls Corp                     COM              500255104      295     5750 SH       SOLE                     5750
L-3 Communications Hldgs Inc C COM              502424104     2144    29905 SH       SOLE                    29515               390
Laboratory Corp Amer Hldgs Com COM              50540R409     5499    59470 SH       SOLE                    45295             14175
Lee Enterprises                COM              523768109       29    19500 SH       SOLE                    19500
Leggett & Platt, Inc           COM              524660107      366    14600 SH       SOLE                    14600
Leudacia Natl Corp Com         COM              527288104     5563   244525 SH       SOLE                   192000             52525
Lincoln Elec Hldgs Inc Com     COM              533900106     7584   194225 SH       SOLE                   158145             36080
Lowes Cos Inc                  COM              548661107      203     6700 SH       SOLE                     6700
McCormick & Co Inc             COM              579780206      264     4250 SH       SOLE                     4250
McDonalds Corp                 COM              580135101     1046    11400 SH       SOLE                    11400
Medtronic Inc                  COM              585055106      739    17140 SH       SOLE                    17140
Merck & Co Inc                 COM              58933Y105      897    19898 SH       SOLE                    19898
Microsoft Corp Com             COM              594918104     6288   211280 SH       SOLE                   165155             46125
Nestle S.A. Spons ADR          COM              641069406      993    15730 SH       SOLE                    15730
Occidental Petroleum Corp      COM              674599105      707     8220 SH       SOLE                     8220
Oracle Corp                    COM              68389X105      409    13000 SH       SOLE                    13000
Parker Hannifin Corp           COM              701094104      205     2450 SH       SOLE                     2450
Peabody Energy Corp Com        COM              704549104     5702   255810 SH       SOLE                   207410             48400
Pepsico Inc                    COM              713448108     1316    18600 SH       SOLE                    18600
Pfizer Inc Com                 COM              717081103    11250   452707 SH       SOLE                   370235             82472
Phillips 66 COM                COM              718546104      805    17359 SH       SOLE                    16586               773
Plum Creek Timber Co Inc Com   COM              729251108     6711   153070 SH       SOLE                   124570             28500
Procter and Gamble Co          COM              742718109     1199    17290 SH       SOLE                    17290
Renaissancere Holdings Ltd     COM              G7496G103      308     4000 SH       SOLE                     4000
SPDR Gold Tr Gold Shs          COM              78463V107    12064    70183 SH       SOLE                    55368             14815
ST Joe Co Com                  COM              790148100     4529   232265 SH       SOLE                   182990             49275
Smucker (J.M.) Co              COM              832696405      453     5250 SH       SOLE                     5250
Texas Pac Ld Tr Sub Sh Ctf     COM              882610108     8149   148442 SH       SOLE                   118392             30050
Thermo Fisher Corp Com         COM              883556102     1913    32520 SH       SOLE                    31020              1500
US Bancorp                     COM              902973304      879    25630 SH       SOLE                    25630
United Health Group Inc        COM              91324P102      388     7000 SH       SOLE                     7000
United Technologies Corp       COM              913017109      265     3382 SH       SOLE                     3382
Valeant Pharmaceuticals Inc    COM              91911K102      448     8100 SH       SOLE                     8100
Vodaphone Group PLC New Sponso COM              92857W209     2841    99672 SH       SOLE                    98147              1525
Vulcan Co Com                  COM              929160109     6484   137085 SH       SOLE                   110660             26425
Wal-Mart Stores Inc            COM              931142103      405     5490 SH       SOLE                     5490
Washington Post Co             COM              939640108      363     1000 SH       SOLE                     1000
Wellpoint Inc                  COM              94973V107      212     3650 SH       SOLE                     3650
Wells Fargo Co                 COM              949746101      253     7340 SH       SOLE                     7340
Winnebago Industries Com       COM              974637100     1471   116474 SH       SOLE                    89675             26799
Yamana Gold Inc Com            COM              98462Y100     7995   418391 SH       SOLE                   345216             73175
Yum Brands Inc                 COM              988498101      464     7000 SH       SOLE                     7000
SPDR S&P 500 ETF Trust                          78462F103      971     6745 SH       SOLE                     6645               100
American Fundamental Investors                  360802102      271 6763.000 SH       SOLE                 6763.000
American Growth Fund of Americ                  399874106      327 9648.000 SH       SOLE                 9648.000
Berkshire Hathaway Inc CL A                     084670108     1327       10 SH       SOLE                                         10
                       Total                               250,745